Other payables (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables [Abstract]
Schedule of current other payables

	December 31,
	2022	2021
	£’000	£’000
Accruals	15,801	5,259
Other payables	814	931
Other taxation and social security	2,830	2,213
Corporation tax	10	6
	19,455	8,409

Schedule of non-current other payables

	December 31,
	2022	2021
	£’000	£’000
Other payables	377	—
	377	—